Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds I
Prospectus Date	rr_ProspectusDate	Nov. 25, 2013
AMG Managers Brandywine Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMG Managers Brandywine Fund (formerly Brandywine Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	AMG Managers Brandywine Fund’s (the “Fund”) investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor to the Fund, Brandywine Fund, a series of Brandywine Fund, Inc. (the “Predecessor Brandywine Fund”), had a portfolio turnover rate of 214% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	214.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been adjusted as necessary from amounts incurred during the Predecessor Brandywine Fund's (as defined below) most recent fiscal year ended September 30, 2013, to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	AMG Managers Brandywine Fund invests principally in common stocks of U.S. companies and, to a lesser extent, in equity securities of foreign issuers, usually those that are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”). The Fund is not subject to a percentage limit with regard to its investment in foreign issuers. In addition to common stocks and ADRs, equity securities in which the Fund may invest include preferred stocks, convertible securities, and rights. The Fund utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market. It will invest in companies in a broad range of industries and generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios. The Fund targets fundamentally sound companies of all sizes that are experiencing positive change.

The Fund employs a firm sell discipline. The Fund will sell a stock when the Fund's Subadvisor (as identified below):
  Determines that the stock has deteriorating fundamentals such as contracting margins or reduced revenue growth
  Determines that investor expectations have become unrealistically high
  Finds a better investment
		While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Foreign Investment Risk—securities of or other investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Mid-Capitalization Stock Risk—Although the Fund may invest in securities in any capitalization range, securities of mid-capitalization companies may pose additional risks. The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Sector Risk— companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology, consumer discretionary, and industrials sectors currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. The consumer discretionary industries may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures. Industrial industries companies may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.

		Small-Capitalization Stock Risk—although the Fund may invest in securities in any capitalization range, securities of small capitalization companies may pose additional risks. The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of three broad based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The performance information shown for the Fund is that of the Predecessor Brandywine Fund, which was reorganized into the Fund on October 1, 2013, and was managed by Friess Associates, LLC and Friess Associates of Delaware, LLC (referred to collectively herein as the “Subadvisor”) with the same investment objective and substantially similar investment strategies as those of the Fund.

		To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of three broad based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/12
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 20.62% (4th Quarter 2010) Worst Quarter: -24.98% (3rd Quarter 2011) Year-to-Date (as of 9/30/13): 22.50%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
AMG Managers Brandywine Fund | AMG Managers Brandywine Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	$ 1,329
2003	rr_AnnualReturn2003	31.46%
2004	rr_AnnualReturn2004	13.11%
2005	rr_AnnualReturn2005	14.39%
2006	rr_AnnualReturn2006	11.09%
2007	rr_AnnualReturn2007	21.80%
2008	rr_AnnualReturn2008	(44.50%)
2009	rr_AnnualReturn2009	8.62%
2010	rr_AnnualReturn2010	21.11%
2011	rr_AnnualReturn2011	(16.04%)
2012	rr_AnnualReturn2012	5.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.98%)
1 Year	rr_AverageAnnualReturnYear01	5.25%
5 Years	rr_AverageAnnualReturnYear05	(8.39%)
10 Years	rr_AverageAnnualReturnYear10	4.03%
AMG Managers Brandywine Fund | Return After Taxes on Distributions | AMG Managers Brandywine Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.25%
5 Years	rr_AverageAnnualReturnYear05	(8.42%)
10 Years	rr_AverageAnnualReturnYear10	3.72%
AMG Managers Brandywine Fund | Return After Taxes on Distributions and Sale of Fund Shares | AMG Managers Brandywine Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.41%
5 Years	rr_AverageAnnualReturnYear05	(6.94%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
AMG Managers Brandywine Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
AMG Managers Brandywine Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%
AMG Managers Brandywine Fund | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	7.69%

[1]	"Other Expenses" have been adjusted as necessary from amounts incurred during the Predecessor Brandywine Fund's (as defined below) most recent fiscal year ended September 30, 2013, to reflect current fees and expenses.